As filed with the Securities and Exchange Commission on August 11, 2016

Registration No. 333-210527

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

[    ] Pre-Effective Amendment No.      [X] Post-Effective Amendment No. 1

(Check appropriate box or boxes)

JANUS DETROIT STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Byron D. Hittle

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, District of Columbia 20036

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

  X   Immediately upon filing pursuant to paragraph (b)

        On                      pursuant to paragraph (b)

        60 days after filing pursuant to paragraph (a)(1)

        On                      pursuant to paragraph (a)(1)

        75 days after filing pursuant to paragraph (a)(2)

        On                      pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JANUS DETROIT STREET TRUST

Explanatory Note

Registration Statement on Form N-14 was filed with the Securities Exchange Commission (the “SEC”) on March 31, 2016 relating to the reorganizations of (i) Janus Velocity Tail Risk Hedged Large Cap ETF, a series of ALPS ETF Trust (“Acquired Fund I” and “Acquired Trust” respectively), into Janus Velocity Tail Risk Hedged Large Cap ETF, a series of Janus Detroit Street Trust ( “Acquiring Fund I” and “Acquiring Trust,” respectively); and (ii) Janus Velocity Volatility Hedged Large Cap ETF, a series of the Acquired Trust (“Acquired Fund II”), into Janus Velocity Volatility Hedged Large Cap ETF (“Acquiring Fund II”), a series of Acquiring Trust (each a Reorganization” and collectively, the “Reorganizations”) (Accession No. 0001193125-16-526039).

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 was filed with the SEC on June 8, 2016 relating to the Reorganizations (Accession No. 0001193125-16-616676).

The definitive Proxy Statement/Prospectus and Statement of Additional Information relating to the Reorganizations were filed pursuant to Rule 497(c) pursuant to the Securities Act of 1933, as amended with the SEC on June 15, 2016 (Accession No: 0001193125-16-622151).

No information contained in Parts A or B of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

The purpose of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 is to file the final tax opinion for the Reorganizations.

JANUS DETROIT STREET TRUST

(the “Registrant” or the “Trust”)

PART C

OTHER INFORMATION

Item 15.	Indemnification

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, member of the Trust’s advisory board, officer or employee of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding (“Action”) in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof, whether or not he is a Covered Person at the time such expenses are incurred. Indemnification will not be provided to a Covered Person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that such Covered Person did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) may be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.		Exhibits

	(1)	(a)

Certificate of Trust is incorporated herein by reference as Exhibit (a)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the Securities and Exchange Commission (the “SEC”) on February 18, 2016.

(b)

Certificate of Amendment to the Certificate of Trust is incorporated herein by reference as Exhibit (a)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(c)

Amended and Restated Trust Instrument dated August 6, 2015 is incorporated herein by reference as Exhibit (a)(3) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(2)	Amended and Restated Bylaws dated February 3, 2016 is incorporated herein by reference as
Exhibit (b)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

	(3)	Not Applicable.

	(4)	Form of Agreement and Plan of Reorganization filed as Appendix A to the Proxy Statement/Prospectus is incorporated herein by reference as Exhibit (4) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-14 with the SEC on June 8, 2016.

	(5)	(a)

Amended and Restated Trust Instrument dated August 6, 2015 is incorporated herein by reference as Exhibit (a)(3) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(B)

Amended and Restated Bylaws dated February 3, 2016 is incorporated herein by reference as Exhibit (b)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

	(6)	Form of Investment Advisory and Management Agreement is incorporated herein by reference as Exhibit (d)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

	(7)	Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference as Exhibit (e)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

	(8)	Not Applicable.

(9)

Custodian Contract between the Registrant and State Street Bank and Trust Company, dated February 4, 2016, is incorporated herein by reference as Exhibit (g)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(10)	Form of Distribution and Shareholder Servicing Plan is incorporated herein by reference as
Exhibit (m)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

	(11)	Opinion and consent of counsel regarding legality of issuance of shares and other matters is incorporated herein by reference as Exhibit (11) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-14 with the SEC on June 8, 2016.

	(12)	Opinion of counsel regarding tax matters is filed herewith.

	(13)	Not Applicable.

	(14)(a)	Consent of Independent Registered Public Accounting Firm of Deloitte & Touche LLP is incorporated herein by reference as Exhibit (14)(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-14 with the SEC on June 8, 2016.

	(15)	Not Applicable.

	(16)	Powers of Attorney, dated February 18, 2016, are incorporated herein by reference as Exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

	(17)	Form of Proxy Card is incorporated herein by reference as Exhibit (17) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-14 with the SEC on June 8, 2016.

Item 17.		Undertakings

	(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

	(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 11th day of August, 2016.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	August 11, 2016

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	August 11, 2016

Clifford J. Weber* Clifford J. Weber	Chairman and Trustee	August 11, 2016

Maureen T. Upton* Maureen T. Upton	Trustee	August 11, 2016

Jeffrey B. Weeden* Jeffrey B. Weeden	Trustee	August 11, 2016

Michael Drew Elder* Michael Drew Elder	Trustee	August 11, 2016

/s/ Jesper Nergaard

*By:  Jesper Nergaard

  Attorney-in-Fact

Powers of Attorney, dated February 18, 2016, are incorporated herein by reference as Exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

INDEX OF EXHIBITS

Item 16.	Exhibits
(12)	Opinion of counsel regarding tax matters